Income Tax (Details 4) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Tax loss carry forwards	$ 3,976	$ 4,235
(Decrease) / increase in tax loss	502	(259)
Less: Valuation allowance	(4,145)	(3,197)
Total	$ 333	$ 779